UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   1/31/10

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2010
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 94.24%
AEROSPACE/DEFENSE - 4.72%
AAR Corp.	$ 1,356,000	1.750	2/1/2026	$ 1,364,475
L-3 Communications Holdings, Inc.	500,000	3.000	8/1/2035	512,500
Orbital Sciences Corp.	2,500,000	2.438	1/15/2027	2,418,750
				4,295,725
AGRICULTURE - 2.38%
Archer-Daniels-Midland Co.	2,122,000	0.875	2/15/2014	2,164,440

BIOTECHNOLOGY - 6.72%
Amgen, Inc.	2,041,000	0.375	2/1/2013	2,066,513
Charles River Laboratories International, Inc.	1,070,000	2.250	6/15/2013	1,060,637
Cubist Pharmaceuticals, Inc.	1,395,000	2.250	6/15/2013	1,326,994
OSI Pharmaceuticals, Inc.	1,756,000	3.000	1/15/2038	1,659,420
				6,113,564
COAL - 3.18%
Alpha Natural Resources, Inc.	1,355,000	2.375	4/15/2015	1,453,238
Massey Energy Co.	1,623,000	3.250	8/1/2015	1,434,326
				2,887,564
COMMERCIAL SERVICES - 3.85%
Coinstar, Inc.	1,300,000	4.000	9/1/2014	1,251,250
Sotheby's	2,340,000	3.125	6/15/2013	2,252,250
				3,503,500
COMPUTERS - 4.06%
EMC Corp.	700,000	1.750	12/1/2013	848,012
SanDisk Corp.	3,500,000	1.000	5/15/2013	2,848,125
				3,696,137
DISTRIBUTION/WHOLESALE - 1.81%
Tech Data Corp.	1,600,000	2.750	12/15/2026	1,644,000

DIVERSIFIED MANUFACTURING - 3.50%
Ceradyne, Inc.	1,750,000	2.875	12/15/2035	1,675,625
Smith & Wesson Holding Corp.	1,600,000	4.000	12/15/2026	1,508,000
				3,183,625
ELECTRIC - 3.21%
Unisource Energy Corp.	3,000,000	4.500	3/1/2035	2,921,250

ELECTRICAL COMPONENTS & EQUIPMENT - 8.31%
EnerSys	3,000,000	3.375	6/1/2038	2,580,000
General Cable Corp.	2,500,000	0.875	11/15/2013	2,193,750
SunPower Corp.	3,200,000	1.250	2/15/2027	2,784,000
				7,557,750
ELECTRONICS - 3.04%
FEI Co.	1,350,000	2.875	6/1/2013	1,363,500
TTM Technologies, Inc.	1,500,000	3.250	5/15/2015	1,402,500
				2,766,000
ENERGY-ALTERNATE SOURCES - 1.59%
Covanta Holding Corp.	1,550,000	1.000	2/1/2027	1,443,438

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value
FOOD - 1.64%
Nash Finch Co.	$ 3,225,000	1.631	3/15/2035	$ 1,491,563

FOREST PRODUCTS & PAPER - 0.33%
Rayonier, Inc.	288,000	3.750	10/15/2012	302,760

HEALTHCARE-PRODUCTS - 8.20%
Conmed Corp.	1,600,000	2.500	11/15/2024	1,496,000
Henry Schein, Inc.	550,000	3.000	8/15/2034	666,187
Medtronic, Inc.	1,600,000	1.625	4/15/2013	1,650,000
SonoSite, Inc.	1,466,000	3.750	7/15/2014	1,438,512
Wright Medical Group, Inc.	2,515,000	2.625	12/1/2014	2,203,769
				7,454,468
HEALTHCARE-SERVICES - 5.20%
AMERIGROUP Corp.	2,500,000	2.000	5/15/2012	2,378,125
Molina Healthcare, Inc.	2,691,000	3.750	10/1/2014	2,351,261
				4,729,386
MACHINERY - 1.97%
AGCO Corp.	500,000	1.250	12/15/2036	513,125
Albany International Corp.	1,500,000	2.250	3/15/2026	1,275,000
				1,788,125
MINING - 3.08%
Coeur d'Alene Mines Corp.	1,400,000	3.250	3/15/2028	1,272,250
Kinross Gold Corp.	1,198,000	1.750	3/15/2028	1,159,065
Placer Dome, Inc.	250,000	2.750	10/15/2023	368,125
				2,799,440
OIL & GAS - 11.52%
Bill Barrett Corp.	1,090,000	5.000	3/15/2028	1,053,213
Chesapeake Energy Corp.	1,700,000	2.750	11/15/2035	1,646,057
Exterran Energy Corp.	3,000,000	4.750	1/15/2014	2,741,250
Helix Energy Solutions Group, Inc.	2,500,000	3.250	12/15/2025	2,271,875
Hornbeck Offshore Services, Inc.	700,000	1.625	11/15/2026	578,620
SESI LLC	1,100,000	1.500	12/15/2026	1,017,500
Western Refining, Inc.	1,500,000	5.750	6/15/2014	1,164,375
				10,472,890
PHARMACEUTICALS - 4.78%
King Pharmaceuticals, Inc.	1,575,000	1.250	4/1/2026	1,433,250
Medicis Pharmaceutical Corp.	1,782,000	2.500	6/4/2032	1,799,820
Teva Pharmaceutical Finance LLC	900,000	0.250	2/1/2026	1,114,875
				4,347,945
REITS- SHOPPING CENTERS - 1.44%
Boston Properties LP	1,300,000	3.750	5/15/2036	1,311,375

REITS- SINGLE TENANT - 1.71%
National Retail Properties, Inc.	1,500,000	5.125	6/15/2028	1,556,250

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value
TELECOMMUNICATIONS - 5.52%
Anixter International, Inc.	$ 1,100,000	1.000	2/15/2013	$ 1,012,000
Arris Group, Inc.	1,125,000	2.000	11/15/2026	1,043,437
NII Holdings, Inc.	1,300,000	2.750	8/15/2025	1,308,125
RF Micro Devices, Inc.	1,900,000	1.000	4/15/2014	1,655,375
				5,018,937
TRANSPORTATION - 2.48%
Bristow Group, Inc.	2,520,000	3.000	6/15/2038	2,255,400

TOTAL CONVERTIBLE BONDS				85,705,532
( Cost - $80,030,266)

SHORT-TERM INVESTMENTS - 4.69%	Shares	Yield
Milestone Treasury Obligations Portfolio - Institutional Class	4,263,303	0.010%+		4,263,303
TOTAL SHORT-TERM INVESTMENTS				4,263,303
( Cost - $4,263,303)

TOTAL INVESTMENTS - 98.93%
( Cost - $84,293,569)				89,968,835
OTHER ASSETS LESS LIABILITIES - 1.07%				975,657
NET ASSETS - 100.00%				$ 90,944,492
_____________
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2010.
REIT - Real Estate Investment Trust.

At January 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 6,190,743
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(515,478)
Net unrealized appreciation				$ 5,675,265

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2010 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ -	$ 85,705,532	$ -	$ 85,705,532
Short-Term Investments	$ 4,263,303	$ -	$ -	$ 4,263,303
Total	$ 4,263,303	$ 85,705,532	$ -	$ 89,968,835

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

     Greg Miller

     President and Treasurer, Miller Investment Trust

Date

3/26/10